Business Combination	12 Months Ended
Dec. 31, 2010
Business Combination
Business Combination

9. Business combination

(1) InterServ Caymans and its two PRC subsidiaries

In February 2009, the Group acquired a 100% equity interest in InterServ Caymans from InterServ, for an aggregate purchase price of approximately RMB158,786,000. Upon consummation of the transaction, InterServ Caymans and its two PRC subsidiaries, InterServ Shanghai and InterServ Chengdu, became the Group's wholly owned subsidiaries. The main purpose of the acquisition is to further diversify the Group's game pipeline and further strengthen the Group's solid research and development capability. The purchase price was determined based on arms' length negotiations between the Company and InterServ.

The acquisition had been accounted for as a business combination and the results of operations of InterServ Caymans and its subsidiaries from the acquisition date have been included in the Group's consolidated financial statements. The allocation of the purchase price is as follows:

	RMB (in thousand)	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	8,020
Identifiable intangible assets	40,160	5.17
Goodwill	110,606

Total	158,786

The excess of purchase price over net tangible assets and identifiable intangible assets acquired were recorded as goodwill relating to the online game segment. The goodwill is not expected to be deductible for tax purposes. No measurement period adjustment has been recorded.

Based on the assessment on all the acquired companies' financial performance made by the Group, none of the acquired company on its own or in total is considered material to the Group. Thus management believes the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not necessary.

(2) PW Pictures

In August 2008, the Group made an investment of RMB3,000,000 for 10% interest in PW Pictures, a newly established Chinese media and entertainment company and principally engages in film and television business. The Group accounted for the RMB3,000,000 using the cost method of accounting. In April 2009, the Group further entered a capital increase and share transfer agreement with the other equity holder of PW Pictures, to acquire additional equity interest from the other equity holder for a consideration of RMB17,800,000. In addition, the Group also injected RMB52,200,000 capital into PW Pictures in conjunction with the agreement. The Group holds 89% equity in PW Pictures after this transaction. As the Group obtained unilateral control of PW Pictures on the acquisition date, it started to consolidate PW Pictures' financial statements thereafter. According to the agreement, the Group is required to transfer up to 19% of its equity interest in PW Pictures to the non-controlling interest holder should the profit of the existing film projects acquired achieve certain predetermined profit target. In December 2009, the Group transferred 9% equity in PW Pictures to the non-controlling interest holder of PW Pictures for free based on the performance achieved of the acquired film projects. As of December 31, 2009, the Group held 80% equity interest in PW Pictures. The Group recognized the non-controlling interest based on their equity interest and the fair value of contingent interest transfer on the acquisition date and the subsequent settlement was accounted for within equity. No additional equity interest adjustment needs to be made under the agreement.

The excess of the (i) the total of the value of consideration transferred, fair value of the non-controlling interests and acquisition date fair value of previously held equity interest in PW Pictures over (ii) the fair value of the identifiable net assets of PW Pictures was recorded as goodwill relating to film, television and others segment. The goodwill is not expected to be deductible for tax purposes. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, based on independent appraisal reports and management's experience with similar assets and liabilities. The final purchase price allocation results as of the acquisition date were set out below:

RMB (in thousand)
Current assets	89,033
Non current assets	1,880
Current liabilities	(9,098)

Fair value of net assets of PW Pictures (a)	81,815

Cumulative consideration (b)	73,000
Non-controlling interest at fair value (c)	14,465

Goodwill (b+c-a)	5,650

Goodwill primarily represents the expected synergies from combining operations of the Group and PW Pictures, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition. The fair value of noncontrolling interest was estimated by applying an income approach. No measurement period adjustment has been recorded.

Based on the assessment on the acquired company's financial performance made by the Group, the acquired company is not considered material to the Group. Thus management believes the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not necessary.

In July 2010, the Group further entered into a share transfer agreement with the other equity holder of PW Pictures, to acquire remaining 20% equity interest held by the other equity holder for a consideration of approximately RMB16,900,000. The Group holds 100% equity in PW Pictures after this transaction. As the Group had controlling financial interest before and after the acquisition, such change in ownership interest was accounted for as an equity transaction and no gain or loss shall be recognized. Hence, the difference between the purchase consideration and the carrying amount was recorded in additional paid-in capital of the Group.

(3) C&C Media

In April 2010, the Group invested approximately RMB143,490,000 to acquire 100% equity interest of C&C Media Co., Ltd. ("C&C Media") and its subsidiary CCO Co., Ltd. ("CCO"). Upon consummation of the transaction, C&C media became the Company's wholly owned subsidiary. The main purpose of the acquisition is to capture the online game growth opportunities in Japan. The purchase price was determined based on arms' length negotiations between the Group and the equity holders of C&C Media.

The acquisition had been accounted for as a business combination and the results of operations of C&C Media from the acquisition date have been included in the Group's consolidated financial statements. The allocation of the purchase price is as follows:

	RMB (in thousand)	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	(11,186)
Identifiable intangible assets:
Trade name	11,875	Indefinite
Game licenses	12,240	2.16
Others	2,918	1.74
Goodwill	133,824
Liability assumed	(6,181)

Total	143,490

The excess of purchase price over net tangible assets and identifiable intangible assets acquired were recorded as goodwill relating to the online game segment. The goodwill is not expected to be deductible for tax purposes. No measurement period adjustment has been recorded.

Based on the assessment on the acquired companies' financial performance made by the Group, none of the acquired company on its own or in total is considered material to the Group. Thus management believes the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not necessary.

(4) Runic Games

In May 2010, the Group invested approximately RMB57,349,000 to acquire 74.47% equity interest in Runic Games Inc. ("Runic Games"). As the Group obtained unilateral control of Runic Games on the acquisition date, it started to consolidate Runic Games' financial statements thereafter. The main purpose of the acquisition is to further enhance the Group's strong R&D capabilities, and leverage Runic Games' creative and professional development team to create global titles through enhanced control and a closer collaboration. The purchase price was determined based on arms' length negotiations between the Group and the equity holders of Runic Games.

The excess of the (i) the total of the value of consideration transferred and fair value of the non-controlling interests over (ii) the fair value of the identifiable net assets of Runic Games was recorded as goodwill related to online game segment. The goodwill is not expected to be deductible for tax purposes. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, based on independent appraisal reports and management's experience with similar assets and liabilities. The final purchase price allocation results as of the acquisition date were set out below:

	RMB (in thousand)	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	49,696
Identifiable intangible assets:
IPR&D	17,205	Note 2	(14)
Others	6,144	1.6
Liability assumed	(7,939)

Identifiable net assets acquired (a)	65,106

Cash consideration (b)	57,349
Non-controlling interest at fair value (c)	19,596

Goodwill (b+c-a)	11,839

Goodwill primarily represents the expected synergies from combining operations of the Group and Runic Game, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition. The fair value of noncontrolling interest was estimated by applying an income approach. No measurement period adjustment has been recorded.

Based on the assessment on the acquired company's financial performance made by the Group, the acquired company is not considered material to the Group. Thus management believes the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not necessary.

(5) Xinbaoyuan and Baohong

In July, 2010, the Group invested approximately RMB192,300,000 in Beijing Xinbaoyuan Movie & TV Investment Co., Ltd. ("Xinbaoyuan") and Shanghai Baohong Entertainment and Media Co., Ltd. ("Baohong") and took 55% equity interest in both entities. Total consideration of RMB192,300,000 comprised (i) RMB110,000,000 in cash and (ii) up to RMB82,300,000 contingent consideration will be paid in 2011. Based on the investment agreement, the original shareholders shall be responsible for collection of certain receivables, and the contingent consideration will be paid by four installments according to the percentage of receivable collected. Contingent consideration will be adjusted if the receivables cannot be fully collected and is assessed at fair value as of the acquisition date based on the probability and timing of collection. As the Group obtained unilateral control of Xinbaoyuan and Baohong on the acquisition date, it started to consolidate Xinbaoyuan and Baohong's financial statements thereafter. The main purpose of the acquisition is to further diversify the Group's film and television business. The purchase price was determined based on arms' length negotiations between the Group and the equity holders of the acquired entities.

The excess of the (i) the total of the value of consideration transferred, fair value of contingent consideration and fair value of the non-controlling interests over (ii) the fair value of the identifiable net assets of Xinbaoyuan and Baohong was recorded as goodwill related to film, television and others segment. The goodwill is not expected to be deductible for tax purposes. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, based on independent appraisal reports and management's experience with similar assets and liabilities. The final purchase price allocation results as of the acquisition date were set out below:

	RMB (in thousand)	Weighted average amortization period at the acquisition date (in years)
TV series right	51,609
Other identifiable tangible assets and liabilities	10,785
Identifiable intangible assets	10,060	5.25

Identifiable net assets acquired (a)	72,454

Cash consideration (b)	110,000
Contingent consideration (c)	79,810
Non-controlling interest (d)	104,350

Goodwill (b+c+d-a)	221,706

Goodwill primarily represents the expected synergies from combining operations of the Group, Xinbaoyuan and Baohong, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition. The fair value of noncontrolling interest was estimated by applying an income approach. No measurement period adjustment has been recorded.

Based on the assessment on the acquired companies' financial performance made by the Group, the acquired company is not considered material to the Group. Thus management believes the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not necessary.